Provision for Income Taxes - Components of Benefit (Provision) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current taxes:
Netherlands, Current taxes	$ (7)	$ (13)	$ (7)
Foreign, Current taxes	(67)	(51)	(32)
Total Current taxes	(74)	(64)	(39)
Deferred taxes:
Netherlands, Deferred taxes	205	(4)	2
Foreign, Deferred taxes	720	172	(3)
Total Deferred taxes	925	168	(1)
Total benefit (provision) for income taxes	$ 851	$ 104	$ (40)